500 Boylston Street, Boston, Massachusetts  02116-3741

Phone 617-954-5000

September 10, 2012

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	MFS® Series Trust III (the “Trust”) (File Nos. 2-60491 and 811-2794) on Behalf of MFS® High Yield Pooled Portfolio (the “Fund”); Post-Effective Amendment No. 51 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(b) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 51 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 50 to the above-captioned Registration Statement,

This Amendment is being filed for the purpose of making certain edits in response to SEC staff comments regarding Post-Effective Amendment No. 50, and updating the Trust’s financial and other information and, in connection therewith, making certain other minor and conforming changes.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-5843 or Keli Davis at (617) 954-5873.

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

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